ISI

                               NORTH AMERICAN
                         GOVERNMENT BOND FUND SHARES

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
Edward S. Hyman                 R. Alan Medaugh
Chairman                        President

Richard T. Hale                 Nancy Lazar
Vice Chairman                   Vice President

James J. Cunnane                Carrie L. Butler
Director                        Vice President

John F. Kroeger                 Margaret M. Beeler
Director                        Assistant Vice President

Louis E. Levy                   Keith C. Reilly
Director                        Assistant Vice President

Eugene J. McDonald              Joseph A. Finelli
Director                        Treasurer

Rebecca W. Rimel                Amy M. Olmert
Director                        Secretary

                                Laurie D. Collidge
                                Assistant Secretary


        INVESTMENT OBJECTIVE

        An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.


        INVESTMENT ADVISOR

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175


        SHAREHOLDER SERVICING AGENT

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426


        DISTRIBUTOR

        ISI Group Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

                  ISI

                      International Strategy & Investment



                                       ISI

                                 NORTH AMERICAN

                                 GOVERNMENT BOND

                                  FUND SHARES

                     (A CLASS OF NORTH AMERICAN GOVERNMENT
                                BOND FUND, INC.)

                             [NORTH AMERICAN LOGO]

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1997.

     The Fund seeks a high level of current income consistent with prudent investment risk by investing in U.S., Canadian and Mexican government fixed-income securities. We believe that by investing in all three North American markets, the Fund can generate a higher yield over the long term than is possible from a portfolio of only U.S. Treasury securities.

     The Fund's total return was 9.39% for the first half of its fiscal year and 12.47% for the past 12 months. The principal reasons for these favorable total returns were 1) a decline in longer term U.S. interest rates; 2) a decline in longer term Canadian interest rates; and 3) a general stability in the Mexican peso. Thirty-year U.S. interest rates fell from 7.10% to 6.40% in the first half of the Fund's fiscal year and from 6.92% to 6.40% over the past 12 months. Canadian government interest rates also declined from 7.05% to 6.50% in the first half of the Fund's fiscal year and from 7.93% to 6.50% over the past 12 months. The Mexican peso rose slightly in value versus the U.S. dollar over the first half of the Fund's fiscal year, from 12.4 cents per peso to 12.8 cents per peso, but fell slightly over the past 12 months, from 13.2 cents per peso to
12.8 cents per peso. Since its inception on January 15, 1993, the Fund has had a cumulative total return of 28.39%. Figures for the Fund's performance assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

PORTFOLIO MANAGEMENT

     Our investment approach is to actively manage the portfolio, adjusting the Fund's average maturity and percentage weighting across the U.S., Canada and Mexico as we anticipate changes in the market. The following table illustrates the structure of the portfolio in these two critical areas over the past 12 months.



                      PORTFOLIO MIX
                    (% OF INVESTMENT)

             9/30/96     3/31/97     9/30/97
             -------     -------     -------
U.S.          68.1%       76.2%       73.4%
Canada        14.6        11.0        12.3   (Notation appears here:
Mexico        17.3        12.8        14.3    sum of U.S. and Canada 9/30/97
                                              figures equals 26.6%)

             9/30/96     3/31/97     9/30/97
             -------     -------     -------
U.S.*         12.5        11.7        14.4
Canada        22.4        26.9        26.4
Mexico         0.2         0.1         0.2

-----------------------------------------------
*Including reserves.

     During the past six months, we increased the maturity of the U.S. bonds from 11.7 years to 14.4 years. The investments in Canada and Mexico increased from a total of 23.8% of the portfolio to 26.6%. The relative size of Canada and Mexico in the non-U.S. investments section remained roughly the same at 46% Canadian and 54% Mexican. For more in-depth coverage of the three markets please see ISI's Outlook for North America that follows this letter.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

October 17, 1997

OUTLOOK FOR NORTH AMERICA


REVIEW OF THE U.S.

PACE OF THE ECONOMY

     The U.S. economy has experienced a lull in growth. After a strong July and August, September and early October were softer, which is shown in our Overall Company Surveys chart below.

ISI COMPANY SURVEYS OVERALL AVERAGE
Retailers, Auto Dealers, Manufacturing Companies,
Homebuilders, Banks
0=Weak  100=Strong  4 Wk. Avg.  Oct. 10  46.7




                 [Graph Appears Here -- See Plot Points Below]


                                                RETAILERS
                                                  AUTO
                                                  MFG
                                                  HOME
                                                  BANK
                                                4 Wk. Avg.

                   6 JAN 95                       57.6
                  13 JAN 95                       57.8
                  20 JAN 95                       58.3
                  27 JAN 95                       56.5
                   3 FEB 95                       53.3
                  10 FEB 95                       52.6
                  17 FEB 95                       51.9
                  24 FEB 95                       52.8
                   3 MAR 95                       53.6
                  10 MAR 95                       53.7
                  17 MAR 95                       54.0
                  24 MAR 95                       53.8
                  31 MAR 95                       53.8
                   7 APR 95                       54.9
                  14 APR 95                       54.1
                  21 APR 95                       53.3
                  28 APR 95                       52.3
                   5 MAY 95                       50.3
                  12 MAY 95                       49.6
                  19 MAY 95                       49.5
                  26 MAY 95                       50.6
                   2 JUN 95                       52.3
                   9 JUN 95                       53.6
                  16 JUN 95                       53.5
                  23 JUN 95                       53.1
                  30 JUN 95                       52.2
                   7 JUL 95                       52.1
                  14 JUL 95                       52.4
                  21 JUL 95                       52.4
                  28 JUL 95                       53.5
                   4 AUG 95                       53.6
                  11 AUG 95                       53.9
                  18 AUG 95                       53.9
                  25 AUG 95                       52.8
                   1 SEP 95                       52.6
                   8 SEP 95                       52.9
                  15 SEP 95                       53.2
                  22 SEP 95                       53.8
                  29 SEP 95                       53.3
                   6 OCT 95                       51.6
                  13 OCT 95                       49.3
                  20 OCT 95                       47.3
                  27 OCT 95                       45.3
                   3 NOV 95                       44.4
                  10 NOV 95                       45.3
                  17 NOV 95                       46.2
                  24 NOV 95                       48.0
                   1 DEC 95                       47.6
                   8 DEC 95                       46.1
                  15 DEC 95                       43.9
                  22 DEC 95                       41.4
                  29 DEC 95                       42.1
                   5 JAN 96                       43.4
                  12 JAN 96                       44.5
                  19 JAN 96                       45.1
                  26 JAN 96                       45.6
                   2 FEB 96                       45.7
                   9 FEB 96                       45.9
                  16 FEB 96                       48.4
                  23 FEB 96                       49.9
                   1 MAR 96                       51.3
                   8 MAR 96                       53.3
                  15 MAR 96                       52.4
                  22 MAR 96                       50.9
                  29 MAR 96                       50.1
                   5 APR 96                       49.4
                  12 APR 96                       49.0
                  19 APR 96                       49.0
                  26 APR 96                       49.5
                   3 MAY 96                       49.5
                  10 MAY 96                       51.0
                  17 MAY 96                       51.4
                  24 MAY 96                       51.4
                  31 MAY 96                       51.2
                   7 JUN 96                       51.1
                  14 JUN 96                       51.2
                  21 JUN 96                       50.0
                  28 JUN 96                       49.6
                   5 JUL 96                       49.1
                  12 JUL 96                       48.1
                  19 JUL 96                       47.9
                  26 JUL 96                       47.1
                   2 AUG 96                       46.1
                   9 AUG 96                       46.7
                  16 AUG 96                       47.2
                  23 AUG 96                       48.2
                  30 AUG 96                       48.7
                   6 SEP 96                       49.4
                  13 SEP 96                       49.2
                  20 SEP 96                       48.8
                  27 SEP 96                       48.4
                   4 OCT 96                       48.0
                  11 OCT 96                       48.3
                  18 OCT 96                       48.4
                  25 OCT 96                       48.8
                   1 NOV 96                       47.8
                   8 NOV 96                       47.1
                  15 NOV 96                       46.7
                  22 NOV 96                       46.2
                  29 NOV 96                       46.2
                   6 DEC 96                       46.1
                  13 DEC 96                       45.5
                  20 DEC 96                       44.6
                  27 DEC 96                       44.9
                   3 JAN 97                       45.0
                  10 JAN 97                       45.9
                  17 JAN 97                       46.7
                  24 JAN 97                       47.6
                  31 JAN 97                       48.0
                   7 FEB 97                       49.2
                  14 FEB 97                       50.5
                  21 FEB 97                       50.6
                  28 FEB 97                       51.0
                   7 MAR 97                       51.6
                  14 MAR 97                       52.1
                  21 MAR 97                       52.7
                  28 MAR 97                       52.9
                   4 APR 97                       51.8
                  11 APR 97                       51.2
                  18 APR 97                       50.7
                  25 APR 97                       49.6
                   2 MAY 97                       49.1
                   9 MAY 97                       48.4
                  16 MAY 97                       48.1
                  23 MAY 97                       48.5
                  30 MAY 97                       48.6
                   6 JUN 97                       48.9
                  13 JUN 97                       48.8
                  20 JUN 97                       48.7
                  27 JUN 97                       49.3
                   4 JUL 97                       49.6
                  11 JUL 97                       50.7
                  18 JUL 97                       51.4
                  25 JUL 97                       51.9
                   1 AUG 97                       51.9
                   8 AUG 97                       52.0
                  15 AUG 97                       52.1
                  22 AUG 97                       51.9
                  29 AUG 97                       52.1
                   5 SEP 97                       51.3
                  12 SEP 97                       51.0
                  19 SEP 97                       50.0
                  26 SEP 97                       48.9
                   3 OCT 97                       47.8
                  10 OCT 97                       46.7
                  17 OCT 97                       47.0
                  24 OCT 97                       47.5
                  31 OCT 97                       48.8
                   7 NOV 97                       49.7
                  14 NOV 97                         NA

Source: ISI Inc.



     One cap on growth is the high consumer debt burden. Consumer installment debt is now 20.8% of personal disposable income, whereas the ratio was 16.0% in 1993. This has caused consumers to slow their use of installment debt (predominantly credit and debt). In August, consumer installment debt grew to a slow 4.9% annual rate. The growth rate was a high 15.0% rate in early 1996. Retail sales are significantly impacted by a change of this magnitude. Also, there has been a major return to inventory accumulation. We estimate that inventories grew at a $70 billion annual rate in the third quarter. In the first quarter of 1996, inventories only grew at an $8 billion rate. High inventory levels like those we had over the past six quarters typically add to current growth but subtract from future growth.

INFLATION

     It does not appear that inflation is lifting. The September increase in producer prices seems a one-shot occurrence in the reported strong areas of autos, cigarettes and electricity. The durability of low inflation can best be seen in the manufacturing section. It appears from recent releases that third quarter overall productivity was about 2.5%, while hours worked increased only 1.1% and average hourly wages remained restrained. This means that unit labor costs fell by roughly 1.4% in the third quarter, so the meager pricing power of manufacturers still leaves room for corporate earnings gains with little inflation. On a global basis, inflation seems to be low and still receding. China, a major international trading power, has experienced a significant slowing of domestic inflation (see China Retail Price Index chart on page 3). The balance of Pacific/Asia seems in the grip of deflation, making for strong global price competition.

CHINA RETAIL PRICE INDEX
Y/Y% Sept. 0.0%




               [Graph Appears Here -- See Plot Points Below]


                                             CHINA
                                             RETAIL
                                             PRICE
                                             INDEX
                                             Y/Y %

                            88:1              9.5
                            88:2             11.2
                            88:3             11.6
                            88:4             12.6
                            88:5             14.7
                            88:6             16.5
                            88:7             19.3
                            88:8             23.2
                            88:9             25.4
                            88:10            26.1
                            88:11            26.0
                            88:12            26.7
                            89:1             27.0
                            89:2             27.9
                            89:3             26.3
                            89:4             25.8
                            89:5             24.3
                            89:6             21.5
                            89:7             19.0
                            89:8             15.2
                            89:9             11.4
                            89:10             8.7
                            89:11             7.1
                            89:12             6.4
                            90:1              4.1
                            90:2              4.1
                            90:3              3.3
                            90:4              3.1
                            90:5              2.6
                            90:6              0.8
                            90:7              0.7
                            90:8              0.4
                            90:9              0.8
                            90:10             1.1
                            90:11             1.6
                            90:12             2.2
                            91:1              1.4
                            91:2              1.0
                            91:3              0.9
                            91:4              0.6
                            91:5              1.6
                            91:6              3.8
                            91:7              4.2
                            91:8              4.4
                            91:9              4.0
                            91:10             4.3
                            91:11             4.3
                            91:12             4.3
                            92:1              5.1
                            92:2              4.9
                            92:3              5.0
                            92:4              3.2
                            92:5              4.1
                            92:6              4.2
                            92:7              4.2
                            92:8              4.8
                            92:9              5.7
                            92:10             6.4
                            92:11             6.6
                            92:12             6.8
                            93:1              8.4
                            93:2              8.7
                            93:3             10.2
                            93:4             10.9
                            93:5             12.5
                            93:6             13.9
                            93:7             14.9
                            93:8             15.1
                            93:9             14.5
                            93:10            14.6
                            93:11            15.1
                            93:12            17.6
                            94:1             19.0
                            94:2             20.9
                            94:3             20.2
                            94:4             19.5
                            94:5             18.9
                            94:6             20.0
                            94:7             21.4
                            94:8             23.5
                            94:9             24.6
                            94:10            25.2
                            94:11            25.0
                            94:12            23.2
                            95:1             21.2
                            95:2             19.7
                            95:3             18.7
                            95:4             18.0
                            95:5             17.6
                            95:6             15.3
                            95:7             14.6
                            95:8             12.3
                            95:9             11.4
                            95:10            10.3
                            95:11             9.2
                            95:12             8.3
                            96:1              7.6
                            96:2              7.5
                            96:3              7.7
                            96:4              7.4
                            96:5              6.5
                            96:6              5.9
                            96:7              5.8
                            96:8              5.8
                            96:9              5.0
                            96:10             4.7
                            96:11             4.6
                            96:12             4.4
                            97:1              3.3
                            97:2              2.9
                            97:3              1.7
                            97:4              1.1
                            97:5              0.8
                            97:6              0.8
                            97:7              0.6
                            97:8              0.1
                            97:9              0.0
                            97:10             NA
                            97:11             NA


Source: ISI Inc.


     Please see the table below for ISI's Economic Forecast.


                     ISI ECONOMIC FORECAST
-------------------------------------------------------------
                       97:1Q 97:2Q 97:3Q 97:4Q* 98:1Q* 98:2Q*
-------------------------------------------------------------
Real GDP                4.9%  3.6%  3.5%  3.0%   3.5%  2.5%
-------------------------------------------------------------
GDP Deflator**          2.4%  1.5%  1.5%  2.0%   2.0%  1.5%
-------------------------------------------------------------
30-Year Bond Yields***  7.1%  6.8%  6.4%  6.3%   6.4%  6.0%
-------------------------------------------------------------
Fed Funds Rate***       5.5%  5.5%  5.5%  5.5%   5.7%  5.7%
-------------------------------------------------------------
S&P 500
  Operating EPS****     $45   $45   $47   $47    $47   $48


   *Estimated.
  **A more accurate cost of living barometer than the CPI.
 ***End of quarter.
****Standard &Poor's 500 earnings per share, seasonally adjusted, annual rate.



REVIEW OF MEXICO

GENERAL

     The devaluation of the peso in 1994 and 1995 spurred exports while it curtailed domestic demand. The export boom swung the trade balance from negative to positive (see chart below).

MEXICO EXPORTS
Aug. 9106.8




               [Graph Appears Here -- See Plot Points Below]


                                         MEXICO EXPORTS

                          88:1                2,373.4
                          88:2                2,569.1
                          88:3                2,522.2
                          88:4                2,580.2
                          88:5                2,637.6
                          88:6                2,611.0
                          88:7                2,468.7
                          88:8                2,813.8
                          88:9                2,452.5
                          88:10               2,373.6
                          88:11               2,659.4
                          88:12               2,629.9
                          89:1                2,817.0
                          89:2                2,838.7
                          89:3                2,848.3
                          89:4                3,019.3
                          89:5                3,006.1
                          89:6                3,090.7
                          89:7                2,961.6
                          89:8                3,017.6
                          89:9                2,838.1
                          89:10               2,833.2
                          89:11               2,926.3
                          89:12               2,974.2
                          90:1                3,414.2
                          90:2                3,223.8
                          90:3                3,063.4
                          90:4                2,946.5
                          90:5                3,058.1
                          90:6                2,963.1
                          90:7                3,267.2
                          90:8                3,645.7
                          90:9                3,853.9
                          90:10               3,889.8
                          90:11               3,831.9
                          90:12               3,553.3
                          91:1                3,582.6
                          91:2                3,310.3
                          91:3                3,183.2
                          91:4                3,817.9
                          91:5                3,653.9
                          91:6                3,352.1
                          91:7                3,816.9
                          91:8                3,486.9
                          91:9                3,557.5
                          91:10               3,687.7
                          91:11               3,626.9
                          91:12               3,611.6
                          92:1                3,526.5
                          92:2                3,576.0
                          92:3                3,788.5
                          92:4                3,806.5
                          92:5                3,729.8
                          92:6                3,947.4
                          92:7                4,016.7
                          92:8                3,852.4
                          92:9                3,991.2
                          92:10               3,949.5
                          92:11               3,866.3
                          92:12               4,145.0
                          93:1                3,883.9
                          93:2                4,067.5
                          93:3                4,175.0
                          93:4                4,223.5
                          93:5                4,072.7
                          93:6                4,475.8
                          93:7                4,306.5
                          93:8                4,315.9
                          93:9                4,451.9
                          93:10               4,551.5
                          93:11               4,636.8
                          93:12               4,725.0
                          94:1                4,483.5
                          94:2                4,798.9
                          94:3                4,862.6
                          94:4                4,695.4
                          94:5                5,005.0
                          94:6                5,060.1
                          94:7                4,907.3
                          94:8                5,289.6
                          94:9                5,073.1
                          94:10               5,192.2
                          94:11               6,141.7
                          94:12               5,372.7
                          95:1                6,385.0
                          95:2                6,368.2
                          95:3                6,456.0
                          95:4                5,854.4
                          95:5                6,876.4
                          95:6                6,440.4
                          95:7                6,216.8
                          95:8                7,146.6
                          95:9                7,017.8
                          95:10               6,912.8
                          95:11               6,977.5
                          95:12               6,889.7
                          96:1                7,557.5
                          96:2                7,439.8
                          96:3                7,305.3
                          96:4                7,834.1
                          96:5                7,878.2
                          96:6                7,339.8
                          96:7                8,183.3
                          96:8                7,932.4
                          96:9                8,503.9
                          96:10               8,781.9
                          96:11               8,558.4
                          96:12               8,685.1
                          97:1                8,570.8
                          97:2                8,432.4
                          97:3                8,478.7
                          97:4                9,022.1
                          97:5                8,583.1
                          97:6                9,149.8
                          97:7                9,592.9
                          97:8                9,106.8
                          97:9                NA
                          97:10               NA
                          97:11               NA
                          97:12               NA

Source: ISI Inc.

     The upward push of export business has produced economic winners and losers. Those businesses with export avenues have flourished while those in the domestic economy have suffered a major setback (see Mexico Real Retail Sales chart on page 4).

MEXICO REAL RETAIL SALES
July  38.0




                 [Graph Appears Here -- See Plot Points Below]


                                              MEXICO
                                              REAL
                                              RETAIL
                                              SALES

                          88:1                155.3
                          88:2                150.6
                          88:3                139.7
                          88:4                131.3
                          88:5                138.1
                          88:6                135.3
                          88:7                130.5
                          88:8                130.8
                          88:9                130.5
                          88:10               137.0
                          88:11               135.9
                          88:12               138.6
                          89:1                136.4
                          89:2                137.4
                          89:3                128.5
                          89:4                141.6
                          89:5                138.3
                          89:6                138.1
                          89:7                137.8
                          89:8                135.6
                          89:9                147.5
                          89:10               138.3
                          89:11               136.4
                          89:12               143.2
                          90:1                133.3
                          90:2                123.9
                          90:3                130.8
                          90:4                127.0
                          90:5                131.3
                          90:6                132.8
                          90:7                129.9
                          90:8                127.4
                          90:9                128.9
                          90:10               124.4
                          90:11               137.3
                          90:12               127.0
                          91:1                133.7
                          91:2                128.1
                          91:3                120.0
                          91:4                133.3
                          91:5                130.6
                          91:6                126.1
                          91:7                129.8
                          91:8                133.8
                          91:9                123.7
                          91:10               127.7
                          91:11               127.2
                          91:12               122.2
                          92:1                126.4
                          92:2                137.0
                          92:3                135.7
                          92:4                133.1
                          92:5                125.2
                          92:6                124.2
                          92:7                123.8
                          92:8                112.9
                          92:9                121.4
                          92:10               152.4
                          92:11               110.1
                          92:12               104.2
                          93:1                115.6
                          93:2                113.6
                          93:3                113.2
                          93:4                102.2
                          93:5                110.4
                          93:6                110.0
                          93:7                107.5
                          93:8                102.1
                          93:9                 98.5
                          93:10                97.4
                          93:11                90.9
                          93:12                92.5
                          94:1                 96.3
                          94:2                 98.5
                          94:3                 98.1
                          94:4                103.1
                          94:5                103.4
                          94:6                103.5
                          94:7                101.4
                          94:8                100.5
                          94:9                103.1
                          94:10                98.0
                          94:11                96.3
                          94:12                98.0
                          95:1                 89.7
                          95:2                 79.6
                          95:3                 77.1
                          95:4                 62.4
                          95:5                 58.6
                          95:6                 56.6
                          95:7                 55.0
                          95:8                 54.6
                          95:9                 53.0
                          95:10                50.1
                          95:11                50.0
                          95:12                47.8
                          96:1                 46.5
                          96:2                 46.3
                          96:3                 44.6
                          96:4                 44.1
                          96:5                 44.3
                          96:6                 43.1
                          96:7                 42.5
                          96:8                 41.4
                          96:9                 39.8
                          96:10                39.6
                          96:11                38.8
                          96:12                36.6
                          97:1                 35.4
                          97:2                 35.7
                          97:3                 34.6
                          97:4                 38.5
                          97:5                 38.3
                          97:6                 37.9
                          97:7                 38.0
                          97:8                 NA
                          97:9                 NA
                          97:10                NA
                          97:11                NA
                          97:12                NA

Source: ISI Inc.

     The effects of the peso devaluation are still being felt in the domestic economy many years after the peak in the currency crisis. The recent Lower House election, which was won by a majority from the opposition parties, was the most notable political fallout from severe domestic retrenchment. The ruling party now must negotiate with the opposition to reach agreement on critical items such as the 1998 federal budget. The political aspects of declining domestic purchasing power will shape the all-important outcome of the Presidential election in the year 2000. Negotiations and power sharing are new to Mexico's politics, but all sides need to keep the process from reaching an impasse because the side labeled the cause of a Constitutional crisis will see its political future cut short. In the near term, spending is likely to rise and taxes are likely to be cut. Difficult issues such as significant cutting in the size of the large federal government will await the new President.

OUTLOOK

     There seems to be some economic leeway to stimulate the domestic economy without major market repercussions. Some economic stimulus is required because of the extent of the pain visible in the Real Retail chart to the left. Debt coverage, capital spending, inflation, etc. must be closely monitored to gauge potential foreign exchange flows. The issue to watch is whether or not the system is again building to another crisis. So far, it has not reached a critical stage, and peso stability along with high real interest rates still make Mexican debt a good investment.

REVIEW OF CANADA

GENERAL

     The "sea" change in the government's budget from a sizable deficit to virtual balance in four years was the most significant accomplishment of the Liberal government's first term (see chart below).

CANADA BUDGET DEFICIT
12 Mo. Sum  June  -5




                 [Graph Appears Here -- See Plot Points Below]

                                             CANADA
                                             BUDGET
                                             DEFICIT
                                           12 Mo. Sum

                          87:1               -31.0
                          87:2               -31.4
                          87:3               -30.6
                          87:4               -29.7
                          87:5               -29.6
                          87:6               -29.4
                          87:7               -29.8
                          87:8               -29.3
                          87:9               -28.4
                          87:10              -28.8
                          87:11              -27.9
                          87:12              -27.7
                          88:1               -25.8
                          88:2               -27.2
                          88:3               -28.1
                          88:4               -28.2
                          88:5               -27.5
                          88:6               -26.9
                          88:7               -26.0
                          88:8               -26.6
                          88:9               -27.3
                          88:10              -27.0
                          88:11              -28.0
                          88:12              -28.1
                          89:1               -29.9
                          89:2               -29.4
                          89:3               -28.7
                          89:4               -28.4
                          89:5               -28.4
                          89:6               -29.4
                          89:7               -29.9
                          89:8               -30.8
                          89:9               -31.1
                          89:10              -30.4
                          89:11              -30.8
                          89:12              -29.8
                          90:1               -28.9
                          90:2               -28.3
                          90:3               -29.0
                          90:4               -27.9
                          90:5               -27.4
                          90:6               -26.1
                          90:7               -26.6
                          90:8               -27.2
                          90:9               -26.0
                          90:10              -27.0
                          90:11              -27.7
                          90:12              -29.1
                          91:1               -32.0
                          91:2               -32.5
                          91:3               -30.6
                          91:4               -33.1
                          91:5               -34.1
                          91:6               -36.2
                          91:7               -37.5
                          91:8               -38.3
                          91:9               -38.0
                          91:10              -38.9
                          91:11              -38.9
                          91:12              -38.1
                          92:1               -38.1
                          92:2               -36.6
                          92:3               -33.4
                          92:4               -32.8
                          92:5               -32.8
                          92:6               -32.9
                          92:7               -34.1
                          92:8               -33.0
                          92:9               -34.0
                          92:10              -34.4
                          92:11              -33.7
                          92:12              -34.6
                          93:1               -34.7
                          93:2               -35.5
                          93:3               -41.0
                          93:4               -43.0
                          93:5               -44.7
                          93:6               -44.6
                          93:7               -43.9
                          93:8               -43.2
                          93:9               -43.5
                          93:10              -43.5
                          93:11              -43.0
                          93:12              -42.7
                          94:1               -41.3
                          94:2               -40.6
                          94:3               -36.1
                          94:4               -35.1
                          94:5               -34.1
                          94:6               -33.0
                          94:7               -32.1
                          94:8               -31.9
                          94:9               -31.0
                          94:10              -30.4
                          94:11              -31.1
                          94:12              -29.3
                          95:1               -29.7
                          95:2               -29.9
                          95:3               -31.1
                          95:4               -31.3
                          95:5               -31.2
                          95:6               -30.9
                          95:7               -29.8
                          95:8               -30.3
                          95:9               -29.8
                          95:10              -29.5
                          95:11              -28.3
                          95:12              -27.8
                          96:1               -26.8
                          96:2               -26.5
                          96:3               -24.4
                          96:4               -23.1
                          96:5               -22.5
                          96:6               -20.5
                          96:7               -20.3
                          96:8               -19.0
                          96:9               -16.7
                          96:10              -14.2
                          96:11              -13.2
                          96:12              -11.2
                          97:1               -10.7
                          97:2                -8.9
                          97:3                -9.6
                          97:4                -9.0
                          97:5                -7.0
                          97:6                -4.9
                          97:7                NA
                          97:8                NA
                          97:9                NA
                          97:10               NA
                          97:11               NA
                          97:12               NA

Source: ISI Inc.

     As a result of this change, long Canadian interest rates have dropped 150 basis points (1.50%) more than U.S. rates since mid-1993, while Canadian treasury bill rates have fallen 400 basis points (4.00%) more than U.S. rates. The virtuous circle caused by declining rates, a stronger economy and declining interest expense have reinforced the budget both on the receipts and expenditures sides. In the second Liberal government term, the "problems" of spending the surplus will make for good political theater. The early Liberal government proposal to do something for each avenue -- tax cuts, spending increases and debt paydowns -- will probably get the most mileage out of what will begin as only a small surplus. The reaction to a surplus is most likely already reflected in prices, but the long run positives that come from redirecting domestic savings from supporting government spending to supporting private investments will continue to benefit the Canadian economy for years ahead.

OUTLOOK

     The drop in Canadian inflation from the "bad old days" of 11% to less than 1% today has yet to fully flow through to rates (see chart, top right).



CANADA GDP DEFLATOR
Y/Y %  97: 2Q  0.9%




               [Graph Appears Here -- See Plot Points Below]


                                           CANADA
                                            GDP
                                          DEFLATOR
                                           Y/Y %

                         68:1                4.0
                         68:2                3.5
                         68:3                3.8
                         68:4                3.3
                         69:1                3.7
                         69:2                4.7
                         69:3                4.7
                         69:4                4.9
                         70:1                5.1
                         70:2                4.5
                         70:3                4.4
                         70:4                4.5
                         71:1                3.1
                         71:2                3.1
                         71:3                3.1
                         71:4                3.5
                         72:1                5.0
                         72:2                5.1
                         72:3                6.0
                         72:4                6.3
                         73:1                5.8
                         73:2                8.1
                         73:3                9.9
                         73:4               11.5
                         74:1               14.1
                         74:2               15.0
                         74:3               14.9
                         74:4               13.7
                         75:1               11.3
                         75:2                9.5
                         75:3                9.3
                         75:4                9.6
                         76:1                9.6
                         76:2               10.1
                         76:3                7.7
                         76:4                7.5
                         77:1                6.8
                         77:2                5.9
                         77:3                6.8
                         77:4                5.4
                         78:1                5.5
                         78:2                5.2
                         78:3                6.0
                         78:4                7.4
                         79:1                8.1
                         79:2               10.4
                         79:3               10.5
                         79:4               11.0
                         80:1               11.2
                         80:2               10.0
                         80:3               10.8
                         80:4               10.5
                         81:1               11.3
                         81:2               11.0
                         81:3               10.7
                         81:4               10.3
                         82:1                9.6
                         82:2                9.1
                         82:3                8.2
                         82:4                8.0
                         83:1                6.2
                         83:2                5.2
                         83:3                4.6
                         83:4                4.0
                         84:1                4.3
                         84:2                3.5
                         84:3                2.7
                         84:4                2.0
                         85:1                1.6
                         85:2                2.7
                         85:3                3.1
                         85:4                2.8
                         86:1                2.5
                         86:2                2.0
                         86:3                2.0
                         86:4                3.1
                         87:1                4.2
                         87:2                4.8
                         87:3                4.9
                         87:4                4.9
                         88:1                4.9
                         88:2                4.0
                         88:3                4.9
                         88:4                4.9
                         89:1                4.6
                         89:2                5.6
                         89:3                5.0
                         89:4                4.2
                         90:1                3.9
                         90:2                3.1
                         90:3                2.7
                         90:4                2.9
                         91:1                3.6
                         91:2                3.3
                         91:3                2.8
                         91:4                1.9
                         92:1                1.0
                         92:2                0.7
                         92:3                1.4
                         92:4                1.8
                         93:1                1.2
                         93:2                1.5
                         93:3                0.7
                         93:4                0.9
                         94:1                1.0
                         94:2                0.5
                         94:3                1.0
                         94:4                0.4
                         95:1                1.1
                         95:2                1.6
                         95:3                1.6
                         95:4                1.8
                         96:1                1.3
                         96:2                1.0
                         96:3                1.1
                         96:4                1.7
                         97:1                1.7
                         97:2                0.9
                         97:3                NA
                         97:4                NA

Source: ISI Inc.

     Long rates based on 0.9% inflation have a high 5.4% real return. The market is not yet confident that inflation below 2% is here to stay. As the market gains that confidence, long rates have the potential to move lower, producing capital gains for bond investors.

ADDITIONAL PERFORMANCE INFORMATION



     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 3.00% maximum sales charge.

------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN

                                         % Return with
  Periods ended 9/30/97:                  Sales Charge
------------------------------------------------------------
  One Year                                    9.10%
------------------------------------------------------------
  Since Inception (1/15/93)                   4.77%
------------------------------------------------------------

     These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.



STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)



                                       INTEREST        MATURITY        PRINCIPAL           VALUE
SECURITY                                 RATE            DATE           AMOUNT+          (NOTE A)
---------------------------------------------------------------------------------------------------
CANADIAN SECURITIES -- 12.24%
Government of Canada, Deb.              9.750%           6/1/21        C$ 2,000,000     $ 2,062,102
GOVERNMENT OF CANADA, DEB.              9.000            6/1/25           4,500,000       4,395,447
                                                                                        -----------
   TOTAL CANADIAN SECURITIES
     (Cost $5,592,264)                                                                    6,457,549
                                                                                        -----------
MEXICAN SECURITIES(1) -- 14.30%
Mexican Treasury Cete                  19.520*          12/4/97       Ps 47,442,030       5,912,430
Mexican Treasury Cete                  20.650*          2/19/98          13,667,200       1,632,226
                                                                                        -----------
   TOTAL MEXICAN SECURITIES
     (Cost $7,378,760)                                                                    7,544,656
                                                                                        -----------
U.S. TREASURY SECURITIES -- 57.62%
U.S. Treasury Bond                     10.375          11/15/09          $8,000,000       9,883,752
U.S. Treasury Bond                     10.375          11/15/12           4,000,000       5,201,252
U.S. Treasury Bond                     11.750          11/15/14           3,000,000       4,356,093
U.S. Treasury Bond                      7.500          11/15/16           2,000,000       2,226,250
U.S. Treasury Bond                      7.250           8/15/22           2,000,000       2,186,250
U.S. Treasury Bond                      7.625          11/15/22           5,750,000       6,555,897
                                                                                        -----------
   TOTAL U.S. TREASURY SECURITIES
     (Cost $30,358,517)                                                                 $30,409,494
                                                                                        -----------
---------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND, INC.



STATEMENT OF NET ASSETS (CONCLUDED)
SEPTEMBER 30, 1997
(UNAUDITED)

                                                                       PRINCIPAL           VALUE
                                                                        AMOUNT+          (NOTE A)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.16%
  GOLDMAN SACHS & CO., 6.05%
    Dated 9/30/97, to be repurchased on
    10/1/97, collateralized by U.S. Treasury
    Bonds with a market value of $7,620,937.
      (Cost $7,471,000)                                                $7,471,000       $ 7,471,000
                                                                                        -----------
TOTAL INVESTMENT IN SECURITIES -- 98.32%
  (Cost $50,800,541)**                                                                   51,882,699

OTHER ASSETS IN EXCESS OF LIABILITIES, NET-- 1.68%                                          889,012
                                                                                        -----------
NET ASSETS-- 100.00%                                                                    $52,771,711
                                                                                        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($52,771,711 / 6,074,346 shares outstanding)                                                $8.69
                                                                                              =====
MAXIMUM OFFERING PRICE PER SHARE
  ($8.69 / 0.970)                                                                             $8.96
                                                                                              =====
---------------------------------------------------------------------------------------------------
(1) Cetes are short-term Mexican government debt securities.
 *  Yields as of September 30, 1997.
**  Also aggregate cost for federal tax purposes.
 +  Principal amount is shown in local currency: Canadian dollars (C$), Mexican pesos (Ps) and U.S. dollars ($).
See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
(UNAUDITED)


---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (NOTE A):
     Interest                                                                            $2,266,164
                                                                                         ----------
EXPENSES:
     Investment advisory fee (Note B)                                                       104,070
     Distribution fee (Note B)                                                              104,070
     Administration fee (Note B)                                                             52,035
     Accounting fee                                                                          26,452
     Transfer agent fee                                                                      16,078
     Legal                                                                                   11,142
     Printing and postage                                                                     8,631
     Organizational expenses                                                                  5,263
     Miscellaneous                                                                            4,020
     Audit                                                                                    2,680
     Insurance                                                                                  973
     Registration fees-- State                                                                  823
     Directors' fees                                                                            247
                                                                                         ----------
       Total expenses                                                                       336,484
     Less: Fees waived (Note B)                                                             (11,268)
                                                                                         ----------
       Net expenses                                                                         325,216
                                                                                         ----------

     Net investment income                                                                1,940,948
                                                                                         ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       261,125
     Net realized foreign exchange loss                                                     (62,141)
     Change in net unrealized appreciation or depreciation of investments                 2,524,295
     Change in net unrealized appreciation or depreciation on translation
       of assets and liabilities denominated in foreign currencies                            2,790
                                                                                         ----------
         NET GAIN ON INVESTMENTS                                                          2,726,069
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $4,667,017
                                                                                         ==========
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.



STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED
                                                             SEPT. 30, 1997          FOR THE YEAR
                                                               (UNAUDITED)       ENDED MARCH 31, 1997
-----------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                      $ 1,940,948            $ 5,251,856
     Net realized gain/(loss) from security and
       foreign currency transactions                                198,984             (1,197,393)
     Change in unrealized appreciation or depreciation
       of investments                                             2,524,295                540,125
     Change in net unrealized appreciation or
       depreciation on translation of assets and
       liabilities denominated in foreign currencies                  2,790                 (3,190)
                                                                -----------           ------------
     Net increase in net assets resulting
       from operations                                            4,667,017              4,591,398
                                                                -----------           ------------
DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income and short-term gains                  (2,208,312)            (1,823,953)
     Return of capital-tax                                               --             (3,191,763)
                                                                -----------           ------------
     Total distributions                                         (2,208,312)            (5,015,716)
                                                                -----------           ------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of 406,902 and 695,687
       shares, respectively                                       3,447,733              5,848,278
     Value of 121,452 and 306,356 shares issued in
       reinvestment of dividends, respectively                    1,021,353              2,564,081
     Cost of 725,474 and 1,997,507 shares
       repurchased, respectively                                 (6,121,881)           (16,882,467)
                                                                -----------           ------------
     Total decrease in net assets derived from capital
       share transactions                                        (1,652,795)            (8,470,108)
                                                                -----------           ------------
     Total increase/(decrease) in net assets                        805,910             (8,894,426)

NET ASSETS:
     Beginning of period                                         51,965,801             60,860,227
                                                                -----------           ------------
     End of period                                              $52,771,711           $ 51,965,801
                                                                ===========           ============
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.



FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                       FOR THE SIX                                           FOR THE PERIOD
                                       MONTHS ENDED        FOR THE YEAR ENDED MARCH 31,     JAN. 15, 1993(1)
                                      SEPT. 30, 1997   -----------------------------------      THROUGH
                                        (UNAUDITED)    1997      1996       1995      1994   MARCH 31, 1993
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning
    of period                             $ 8.29       $ 8.37    $ 8.06   $   9.53   $ 10.14    $ 10.00
                                          ------       ------    ------   --------   -------    -------
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                     0.32         0.75      0.81       0.63      0.89       0.10
  Net realized and unrealized
    gain/(loss) on investments              0.44        (0.11)     0.22      (1.38)    (0.58)      0.12
                                          ------       ------    ------   --------   -------    -------
  Total from Investment
    Operations                              0.76         0.64      1.03      (0.75)     0.31       0.22

LESS DISTRIBUTIONS:
  Distributions from net investment
    income and short-term gains            (0.36)       (0.26)       --      (0.45)    (0.92)     (0.08)
  Return of capital                           --        (0.46)    (0.72)     (0.27)       --         --
                                          ------       ------    ------   --------   -------    -------
  Total distributions                      (0.36)       (0.72)    (0.72)     (0.72)    (0.92)     (0.08)
                                          ------       ------    ------   --------   -------    -------
  Net asset value at end of period        $ 8.69       $ 8.29    $ 8.37   $   8.06    $ 9.53    $ 10.14
                                          ======       ======    ======   ========    ======    =======
TOTAL RETURN(2)                             9.39%        7.90%    12.97%     (8.31)%    2.77%      2.18%

RATIOS TO AVERAGE DAILY NET ASSETS:
  Expenses(3)                               1.25%(5)     1.25%     1.25%      1.25%     1.25%      1.25%(5)
  Net investment income(4)                  7.46%(5)     8.99%     9.49%      7.04%     7.04%      7.62%(5)

SUPPLEMENTAL DATA:
  Net assets at end of period (000)      $52,772     $51,966    $60,860   $66,292    $93,622    $40,937
  Portfolio turnover rate                    156%(5)      46%       125%      104%       219%       104%(5)
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note B), the ratio of expenses to average daily net assets would have been 1.29% (annualized), 1.58%, 1.47%, 1.45%, 1.44% and 2.19% (annualized) for the six months ended September 30, 1997 and the years ended March 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(4) Without the waiver of advisory fees (Note B), the ratio of net investment income to average daily net assets would have been 7.42% (annualized), 8.66%, 9.27%, 6.84%, 6.85% and 6.68% (annualized) for the six months ended September 30, 1997 and the years ended March 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(5) Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS



 A. SIGNIFICANT ACCOUNTING POLICIES -- North American Government Bond Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on October 19, 1992, commenced operations January 15, 1993. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

    The Fund consists of one share class, the ISI Shares, which are subject to a 3.00% maximum front-end sales charge and a 0.40% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    SECURITY VALUATION -- Debt securities are generally traded in the over-the-counter market. When there is an available market quotation, the Fund values a debt security by using the most recent price provided by an investment dealer. The Fund may also value a debt security by using a price from an independent pricing service that the Investment Advisor has determined reflects the obligation's fair market value. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    FOREIGN CURRENCY TRANSLATION -- The Fund separates realized gains or losses resulting from foreign exchange rate changes and realized gains or losses resulting from market price changes.

    Net realized foreign exchange rate gains or losses occur due to 1) sales of portfolio securities; 2) sales and maturities of short-term securities; 3) sales of foreign currencies; 4) currency gains or losses realized between the trade and settlement dates on securities transactions; and 5) differences between interest recorded on the Fund's books and the U.S. dollar equivalent of interest that the Fund actually receives or pays.

    The Fund does not separate its unrealized appreciation or depreciation resulting from foreign exchange rate changes and its unrealized appreciation or depreciation resulting from market price changes.

    FEDERAL INCOME TAX -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)


    Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    The Fund has a $1,031,544 capital loss carryforward that may be carried forward to offset any taxable capital gains. This capital loss carryforward begins to expire in the year 2004 if it is not used.

    SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Income and expenses are recorded on an accrual basis. Income includes pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, which began when the Fund commenced investment activities.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC") is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. The Fund paid ISI$104,070 for advisory services for the six months ended September 30, 1997. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%. The Fund paid ICC$52,035 for administrative services for the six months ended September 30, 1997.

    ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 1.25% of the Fund's average daily net assets. For the six months ended September 30, 1997, ISI waived fees of $7,512 and ICC waived fees of $3,756.

    As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $26,452 for accounting services for the six months ended September 30, 1997.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $16,078 for transfer agent services for the six months ended September 30, 1997.

    As compensation for providing distribution services, the Fund pays ISI Group Inc. an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.40% of the Fund's average daily net assets. For the six months ended September 30, 1997, distribution fees were $104,070. Prior to April 1, 1997, Armata Financial Corp. served as the Fund's distributor.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period April 1, 1997 through September 30, 1997 was approximately $700, and the accrued liability was approximately $9,900.


                                                                            13


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C.  CAPITAL SHARE TRANSACTIONS-- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock.

D. INVESTMENT TRANSACTIONS -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $9,922,636 and there were no sales of investment securities for the six months ended September 30, 1997. Purchases of U.S. government obligations aggregated $18,335,839 and sales of U.S. government obligations aggregated $19,273,057 for the period.

    On September 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,228,790 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $146,632.

E. FORWARD CURRENCY EXCHANGE CONTRACTS -- Forward currency exchange contracts carry certain risks. These risks include the counterparties' possible inability to meet the contract terms and the movements in currency values. There were no outstanding contracts as of September 30, 1997.

F.  NET ASSETS -- On September 30, 1997, net assets consisted of:

    Paid-in capital                       $52,892,894

    Accumulated net realized loss
      from security and foreign
      currency transactions                  (936,222)

    Undistributed net investment
      income                                 (267,364)

    Unrealized appreciation of
      investments                           1,082,158

    Unrealized translation gain                   245
                                          -----------
                                          $52,771,711
                                          ===========


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